Share-based compensation - Schedule of number of share options outstanding (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 options $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule Of Number Of Share Options Outstanding Abstract
Number of options, Outstanding Beginning		42,456		37,856	6,439
Weighted average exercise price, Outstanding Beginning	$ 6.97			$ 101.59	$ 241.47
Number of options, Granted		155,692		54,308	38,277
Weighted average exercise price, Granted	18.6			$ 26.24	$ 99.05
Number of options, Forfeited					(1,900)
Weighted average exercise price, Forfeited					$ 135.64
Number of options, Cancelled				(48,804)
Weighted average exercise price, Cancelled				$ 95.68
Number of options, Expired				(904)	(4,637)
Weighted average exercise price, Expired				$ 352.83	$ 262.12
Number of options, Exercised		(37,192)	(37,192)		(323)
Weighted average exercise price, Exercised	5.53				$ 84.5
Number of options, Outstanding Ending		160,956		42,456	37,856
Weighted average exercise price, Outstanding Ending	$ 18.87			$ 6.97	$ 101.59
Number of options,Exercisable	160,956	160,956	160,956	34,123	36,875
Weighted average exercise price, Exercisable	$ 18.87	$ 18.87	$ 18.87	$ 7.3	$ 100.01